GOODWILL AND INTANGIBLE ASSETS, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 6 – GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill

The following table presents goodwill balances and adjustments to those balances during the three months ended March 31, 2021:

	December 31,	Goodwill	Translation	March 31,
	2020	Acquired	Adjustments	2021
Total goodwill	22,541	—	(745)	21,796

Intangible assets, net

Composition of intangible assets, grouped by major classifications, is as follows:

	March 31,	December 31,
	2021	2020
Internal use software	$43,917	$40,663
Developed technology	15,741	16,178
Intangible assets	59,658	56,841
Accumulated amortization	(25,152)	(22,426)
	$34,506	$34,415

Amortization expense for the three months ended March 31, 2021 and 2020 were $2,804 and $1,953 respectively. In March 2021 and 2020 the Company recognized impairment of internal use software in the amount of $114 and $615 respectively due to the abandonment of specific projects.

NOTE 6 – GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill

The Company conducted its annual impairment assessment at the end of the third quarter of 2020, which has been described in Note 2n, and concluded that the goodwill was not impaired. No triggering events have occurred since the annual impairment assessment that would change the Company’s assessment.

The following table presents goodwill balances and adjustments to those balances during the year ended December 31, 2020:

			Foreign
			Currency
	December 31,	Goodwill	Translation	December 31,
	2019	Acquired	Adjustments	2020

Total goodwill	—	20,449	2,092	22,541

NOTE 6 – GOODWILL AND INTANGIBLE ASSETS, NET (cont.)

Intangible assets, net

	December 31,
	2020	2019
Internal use software, cost	$40,663	$26,319
Current technology, cost	16,178	—
Accumulated amortization	(22,426)	(10,126)
	$34,415	$16,193

Amortization expense for the years ended December 31, 2020, 2019 and 2018 were $9,633,  $4,250 and $3,053, respectively. At December 31, 2020, 2019 and 2018, the Company evaluated the internal use software for impairment. The test involved comparing the internal use software’s carrying value to its future net undiscounted cash flows that the Company expected would be generated by the internal use software. The Company also recognized an impairment of internal use software in the amount of $615 in 2020, related to the abandonment of one project, and $509 in 2018. The impairment is presented under Depreciation and amortization expenses.